Supplement, dated May 28, 2009

to Statement of Additional Information, dated May 1, 2009

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

On Page 19 of the Statement of Additional Information, the table under the heading “Officers” is hereby deleted and replaced with the following:

Name, Position and Address(1)	Position with Fund	Length of Time Served	Principal Occupation(s) in Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer
John R. Greed, age 49	Senior Executive Vice President, Chief Financial Officer and Treasurer	Since September 2003	Chairman, President and Chief Executive Officer, Mutual of America Institutional Funds, Inc., Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007, prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Institutional Funds, Inc. and Mutual of America Capital Management Corporation	30	Mutual of America Institutional Funds, Inc., Mutual of America Holding Company, Inc.

James J. Roth, age 59	Executive Vice	Since April 2009	Executive Vice President and	30	Mutual of America

	President and General Counsel

General Counsel, Mutual of America since April 2009, prior thereto Senior Vice President, Chief Compliance Officer, Mutual of America; prior thereto Senior Vice President and Associate General Counsel, Mutual of America, Executive Vice President and General Counsel, Mutual of America Institutional Funds, Inc.

					Holding Company, Inc; Mutual of America Foundation; Respect for Law Alliance; Stuyvesant Town Peter Cooper Village Tenants Association

Kathryn A. Lu, age 48	Senior Vice President and Chief Compliance Officer	Since July 2008	Senior Vice President and Chief Compliance Officer, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Senior Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc.	30	None

John J. Corrigan, age 49	Senior Vice President and Internal Auditor	Since February 2008	Senior Vice President, Internal Audit, Mutual of America; Senior Vice President and Internal Auditor, Mutual of America Institutional	30	None

Funds, Inc.

Thomas L. Martin, age 59	Executive Vice President, Deputy General Counsel and Secretary	Since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President, Deputy General Counsel and Secretary, Mutual of America Institutional Funds, Inc.	30	None

(1) The address of each officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.